Earnings per Share (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share [abstract]
Net income for the year	$ 21,553	$ 23,796
Weighted average number of shares ('000's)	174,993	160,193
Earnings per share - basic	$ 0.12	$ 0.15
Incremental shares from share units	11,080	4,332
Weighted average diluted number of shares (000's)	186,073	164,525
Diluted earnings (loss) per share	$ 0.12	$ 0.14